UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q
                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


                 Investment Company Act file number  811-09917
                                                    -----------


                        SENTINEL VARIABLE PRODUCTS TRUST
                        --------------------------------
               (Exact name of registrant as specified in charter)


                             ONE NATIONAL LIFE DRIVE
                               MONPELIER, VT 05604
                            -------------------------
               (Address of principal executive offices) (Zip code)


                     SENTINEL ADMINISTRATIVE SERVICES, INC.
                             ONE NATIONAL LIFE DRIVE
                              MONTPELIER, VT 05604
                     ---------------------------------------
                     (Name and address of agent for service)


                                 (802) 229-3113
                                 --------------
               Registrant's telephone number, including area code


Date of fiscal year end:  12/31/06
                         ----------

Date of reporting period: 09/30/06
                         ----------

SENTINEL VARIABLE PRODUCTS TRUST BALANCED FUND

INVESTMENT IN SECURITIES
at September 30, 2006 (Unaudited)

                                                        PRINCIPAL
                                                          AMOUNT       VALUE
                                                        (M=$1000)     (NOTE 2)
--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS 33.7%
U.S. GOVERNMENT AGENCY OBLIGATIONS 33.7%
FEDERAL HOME LOAN MORTGAGE CORPORATION 17.0%
Collateralized Mortgage Obligations:
FHRR R005 AB
  5.5%, 12/15/18                                           2,144M   $ 2,139,648
FHR 3097 LW
  6%, 01/15/21                                               972M       988,832
                                                                    -----------
                                                                      3,128,480
                                                                    -----------
Mortgage-Backed Securities:
30-Year:
FHLMC A51587
  6%, 08/01/36                                               500M       502,326
                                                                    -----------
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                          3,630,806
                                                                    -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION 16.7%
Collateralized Mortgage Obligations:
FNR 06-63 VH
  6.5%, 03/25/23                                           1,500M     1,551,720
FNR 06-78 BV
  6.5%, 06/25/23                                             500M       517,815
FNR 06-66 NV
  6.5%, 02/25/24                                             500M       514,535
FNR 06-88 BV
  6.5%, 11/25/25                                             500M       516,770
                                                                    -----------
                                                                      3,100,840
                                                                    -----------
Mortgage-Backed Securities:
30-Year:
FN845353
  5.5%, 01/01/36                                             474M       467,754
                                                                    -----------
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                           3,568,594
                                                                    -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                              7,199,401
                                                                    -----------
TOTAL U.S. GOVERNMENT OBLIGATIONS
  (COST $7,111,373)                                                   7,199,400
                                                                    -----------

                                                          SHARES       VALUE
                                                                      (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCKS 64.7%
Consumer Discretionary 5.2%
Comcast Corp. (a)(b)                                        5,500       202,455
Grupo Televisa SA                                           4,000        85,040
Hilton Hotels Corp. (a)                                     3,500        97,475
McDonald's Corp.                                            3,000       117,360
McGraw-Hill Cos, Inc.                                       2,200       127,666
Staples, Inc.                                               6,000       145,980
Time Warner, Inc. (a)                                       5,000        91,150
TJX Cos, Inc. (a)                                           2,900        81,287
Walt Disney Co.                                             5,500       170,005
                                                                    -----------
                                                                      1,118,418
                                                                    -----------
CONSUMER STAPLES 5.6%
Altria Group, Inc.                                          2,000       153,100
CVS Corp.                                                   2,700        86,724
Diageo PLC                                                  1,500       106,560
Kellogg Co. (a)                                             1,800        89,136
Kimberly-Clark Corp.                                        2,500       163,400
PepsiCo, Inc.                                               3,500       228,410
Procter & Gamble Co.                                        4,000       247,920
Wal-Mart Stores, Inc.                                       2,500       123,300
                                                                    -----------
                                                                      1,198,550
                                                                    -----------
ENERGY 7.0%
Chevron Corp. (a)                                           3,000       194,580
EOG Resources, Inc.                                         2,100       136,605
Exxon Mobil Corp.                                           4,500       301,950
GlobalSantaFe Corp. (a)                                     2,000        99,980
Noble Energy, Inc. (a)                                      3,000       136,770
Pride Int'l, Inc. (b)                                       3,200        87,744
Schlumberger Ltd.                                           6,200       384,586
Weatherford Int'l Ltd. (b)                                  3,500       146,020
                                                                    -----------
                                                                      1,488,235
                                                                    -----------
FINANCIALS 11.2%
American Express Co.                                        2,700       151,416
American Int'l Group, Inc.                                  4,000       265,040
Ameriprise Financial, Inc.                                    540        25,326
Bank of America Corp.                                       5,000       267,850
Bank of New York Co, Inc.                                   3,000       105,780
Citigroup, Inc.                                             5,000       248,350
Goldman Sachs Group, Inc. (a)                                 600       101,502
JPMorgan Chase & Co                                         7,600       356,896
Mellon Financial Corp.                                      3,500       136,850
Merrill Lynch & Co, Inc.                                    1,700       132,974
Morgan Stanley                                              1,700       123,947
St. Paul Travelers Cos, Inc.                                2,500       117,225
US Bancorp (a)                                              3,400       112,948
Wachovia Corp.                                              1,900       106,020
Wells Fargo & Co                                            4,200       151,956
                                                                    -----------
                                                                      2,404,080
                                                                    -----------
HEALTH CARE 10.7%
Amgen, Inc. (b)                                             2,300       164,519
Baxter Int'l, Inc.                                          3,100       140,926
Cigna Corp.                                                   500        58,160
Eli Lilly & Co                                              2,500       142,500
GlaxoSmithKline PLC (a) (ADR)                               3,000       159,690
Johnson & Johnson                                           5,700       370,158
Laboratory Corp of  America Holdings (b)                    1,500        98,355
Medco Health Solutions, Inc. (b)                            1,449        87,099
Medtronic, Inc.                                             7,500       348,300
Novartis AG (ADR)                                           2,600       151,944
Pfizer, Inc.                                                4,500       127,620
Sanofi-Aventis (a) (ADR)                                    2,300       102,281
Teva Pharmaceutical Industries Ltd. (ADR)                   5,100       173,859
Zimmer Holdings, Inc. (b)                                   2,500       168,750
                                                                    -----------
                                                                      2,294,161
                                                                    -----------
INDUSTRIALS 10.4%
Boeing Co.                                                  2,400       189,240
Canadian National Railway Co.                               1,200        50,328
Deere & Co (a)                                              1,500       125,865
General Dynamics Corp.                                      1,800       129,006
General Electric Co.                                       10,000       353,000
Honeywell Int'l, Inc.                                       5,200       212,680
Northrop Grumman Corp.                                      1,700       115,719
Rockwell Automation, Inc.                                   2,500       145,250
Tyco Int'l Ltd.                                             6,000       167,940
Union Pacific Corp.                                         2,000       176,000
United Technologies Corp.                                   6,000       380,100
Waste Management, Inc.                                      5,000       183,400
                                                                    -----------
                                                                      2,228,528
                                                                    -----------
INFORMATION TECHNOLOGY 9.3%
Accenture Ltd. (a)                                          2,100        66,591
Adobe Systems, Inc. (b)                                     2,600        97,370
Applied Materials, Inc. (a)                                 5,900       104,607
Broadcom Corp. (a)(b)                                       2,300        69,782
Cisco Systems, Inc. (b)                                     4,700       108,100
EMC Corp. (b)                                               8,000        95,840
First Data Corp.                                            1,600        67,200
Freescale Semiconductor, Inc. (b)                           1,852        70,395
Intel Corp.                                                 7,000       143,990
Int'l Business Machines Corp.                               1,600       131,104
Microchip Technology, Inc.                                  3,100       100,502
Microsoft Corp.                                             9,000       245,970

    The accompanying notes are an integral part of the financial statements.

SENTINEL VARIABLE PRODUCTS TRUST BALANCED FUND

                                                          SHARES       VALUE
                                                                      (NOTE 2)
--------------------------------------------------------------------------------
Motorola, Inc.                                              7,000   $   175,000
Nokia Oyj                                                   4,000        78,760
Oracle Corp. (b)                                            6,100       108,214
Qualcomm, Inc.                                              1,500        54,525
Seagate Technology (a)(c)                                   5,000       115,450
Texas Instruments, Inc.                                     4,500       149,625
                                                                    -----------
                                                                      1,983,025
                                                                    -----------
MATERIALS 3.2%
EI Du Pont de Nemours & Co                                  4,000       171,360
Freeport-McMoRan Copper & Gold, Inc. (a)                    3,000       159,780
Int'l Paper Co.                                             3,500       121,205
Newmont Mining Corp.                                          700        29,925
Praxair, Inc. (a)                                           3,500       207,060
                                                                    -----------
                                                                        689,330
                                                                    -----------
TELECOMMUNICATION SERVICES 1.6%
America Movil SA de CV (ADR)                                2,000        78,740
Embarq Corp. (a)                                              140         6,772
Sprint Nextel Corp. (a)                                     3,300        56,595
Verizon Communications, Inc. (a)                            3,000       111,390
Vodafone Group PLC (a) (ADR)                                3,500        80,010
                                                                    -----------
                                                                        333,507
                                                                    -----------
UTILITIES 0.5%
Entergy Corp.                                               1,500       117,345
                                                                    -----------
TOTAL COMMON STOCKS
  (Cost $10,605,938)                                                 13,855,179
                                                                    -----------
MONEY MARKET FUNDS 12.0%
State Street Navigator Securities Lending
  Prime Portfolio
  (Cost $2,575,582) (d)                                 2,575,582     2,575,582
                                                                    -----------
TOTAL INVESTMENTS
  (COST $20,292,892)**                                               23,630,161
EXCESS OF LIABILITIES OVER OTHER ASSETS (10.4)%                      (2,226,058)
                                                                    -----------
NET ASSETS                                                          $21,404,103
                                                                    ===========

FOOTNOTES

Percentages are stated as a percent of net assets.
(a) All or a portion of this security was on loan at September 30, 2006. The aggregate cost and market value of securities on loan at September 30, 2006 is $1,909,789.02 and $2,510,948.14, respectively.
(b)   Non-income producing
(c)   Return of Capital paid during the fiscal period
(d) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by SSgA Funds Management, Inc., an affiliate of State Street Bank and Trust Company. This amount represents cash collateral received from securites lending activity (see Note 2).
** Cost for federal income tax purposes is substantially similar. At September 30,2006 unrealized appreciation for federal income tax purposes aggregated $3,337,269 of which $3,446,287 related to appreciated securities and $109,018 related to depreciated securities.

    The accompanying notes are an integral part of the financial statements.

SENTINEL VARIABLE PRODUCTS TRUST BOND FUND

INVESTMENT IN SECURITIES
at September 30, 2006 (Unaudited)

                                                        PRINCIPAL
                                                          AMOUNT       VALUE
                                                        (M=$1000)     (NOTE 2)
--------------------------------------------------------------------------------
BONDS 20.8%
BASIC MATERIALS 2.0%
Alcan, Inc.
  5%, 06/01/15                                               500M   $   477,500
                                                                    -----------
CONSUMER CYCLICAL 3.0%
McDonald's Corp.
  4.125%, 06/01/13                                           750M       701,250
                                                                    -----------
CONSUMER STAPLE 5.1%
Anheuser-Busch Cos., Inc.
  4.375%, 01/15/13 (a)                                       740M       707,625
Ingersoll-Rand Co.
  4.75%, 05/15/15                                            500M       478,750
                                                                    -----------
                                                                      1,186,375
                                                                    -----------
FINANCIAL 5.3%
Bank of New York
  4.95%, 01/14/11                                            500M       496,250
Fleet National Bank
  5.75%, 01/15/09                                            250M       253,125
John Deere Capital Corp.
  5.4%, 04/07/10                                             500M       503,125
                                                                    -----------
                                                                      1,252,500
                                                                    -----------
MEDIA 2.2%
Time Warner Cos., Inc.
  6.875%, 06/15/18 (a)                                       500M       525,625
                                                                    -----------
REAL ESTATE 3.2%
Duke Realty LP
  5.4%, 08/15/14                                             250M       246,562
ERP Operating LP
  5.25%, 09/15/14 (a)                                        500M       491,875
                                                                    -----------
                                                                        738,437
                                                                    -----------
TOTAL BONDS (COST $4,995,368)                                         4,881,687
                                                                    -----------

                                                          SHARES       VALUE
                                                                      (NOTE 2)
--------------------------------------------------------------------------------
MONEY MARKET FUNDS 16.2%
State Street Navigator Securities Lending
  Prime Portfolio
  (Cost $3,796,255) (b)                                 3,796,255     3,796,255
                                                                    -----------

                                                        PRINCIPAL
                                                          AMOUNT       VALUE
                                                        (M=$1000)     (NOTE 2)
--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS 78.5%
U.S. GOVERNMENT AGENCY OBLIGATIONS 66.1%
FEDERAL HOME LOAN MORTGAGE CORPORATION 30.7%
Collateralized Mortgage Obligations:
FHRR R005 AB
  5.5%, 12/15/18                                           2,144M   $ 2,139,648
FHR 3115 MB
  5.5%, 12/15/20                                             500M       495,092
FHR 3097 LW
  6%, 01/15/21                                               972M       988,832
FHR 3181 BV
  6.5%, 06/15/26                                           1,000M     1,036,180
FHR 3181 AX
  6.5%, 07/15/26                                             500M       526,790
                                                                    -----------
                                                                      5,186,542
                                                                    -----------
Mortgage-Backed Securities:
30-Year:
FHLMC C02611
  6.5%, 08/01/36                                           1,988M     2,025,935
                                                                    -----------
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                          7,212,477
                                                                    -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION 35.4%
Collateralized Mortgage Obligations:
FNR 06-63 VH
  6.5%, 03/25/23                                           2,000M     2,068,960
FNR 06-91 VB
  6.175%, 03/25/23                                         1,000M     1,025,720
FNR 06-78 BV
  6.5%, 06/25/23                                           1,000M     1,035,630
FNR 06-66 NV
  6.5%, 02/25/24                                             551M       567,512
FNR 06-88 BV
  6.5%, 11/25/25                                           1,500M     1,550,310
                                                                    -----------
                                                                      6,248,132
                                                                    -----------
Mortgage-Backed Securities:
30-Year:
FNMA 825966
  5%, 07/01/35                                             1,148M     1,103,801
FNMA 865407
  5.5%, 02/01/36                                             961M       947,568
                                                                    -----------
                                                                      2,051,369
                                                                    -----------
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                           8,299,501
                                                                    -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                             15,511,978
                                                                    -----------
U.S. TREASURY OBLIGATIONS 12.4%
U.S. Treasury Note
  3.375%, 10/15/09 (a)                                     1,750M     1,688,750
  3.625%, 01/15/10 (a)                                       500M       485,625
  4.375%, 01/31/08 (a)                                       750M       746,250
                                                                    -----------
                                                                      2,920,625
                                                                    -----------
TOTAL U.S. GOVERNMENT OBLIGATIONS
  (COST $18,312,913)                                                 18,432,603
                                                                    -----------
TOTAL INVESTMENTS
  (COST $27,104,536)**                                               27,110,545
EXCESS OF LIABILITIES OVER OTHER ASSETS (15.5)%                      (3,633,656)
                                                                    -----------
NET ASSETS                                                          $23,476,889
                                                                    ===========

FOOTNOTES

Percentages are stated as a percent of net assets.
(a) All or a portion of this security was on loan at September 30, 2006. The aggregate cost and market value of securities on loan at September 30, 2006 is $3,741,846.70 and $3,682,512.50, respectively.
(b) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by SSgA Funds Management, Inc., an affiliate of State Street Bank and Trust Company. This amount represents cash collateral received from securites lending activity (see Note 2).
** Cost for federal income tax purposes is substantially similar. At September 30,2006 unrealized appreciation for federal income tax purposes aggregated $6,009 of which $165,868 related to appreciated securities and $159,859 related to depreciated securities.

    The accompanying notes are an integral part of the financial statements.

SENTINEL VARIABLE PRODUCTS TRUST COMMON STOCK FUND

INVESTMENT IN SECURITIES
at September 30, 2006 (Unaudited)

                                                          SHARES       VALUE
                                                                      (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCKS 96.0%
CONSUMER DISCRETIONARY 8.3%
Comcast Corp. (a)(b)                                       30,400   $ 1,119,024
Gap, Inc.                                                  15,000       284,250
Grupo Televisa SA                                          20,400       433,704
Hilton Hotels Corp.                                        25,000       696,250
McDonald's Corp.                                           15,300       598,536
McGraw-Hill Cos, Inc.                                       9,400       545,482
Staples, Inc.                                              21,000       510,930
Time Warner, Inc.                                          55,000     1,002,650
TJX Cos, Inc. (a)                                          15,000       420,450
Walt Disney Co.                                            19,800       612,018
                                                                    -----------
                                                                      6,223,294
                                                                    -----------
CONSUMER STAPLES 8.7%
Altria Group, Inc.                                         14,600     1,117,630
CVS Corp.                                                  13,500       433,620
Diageo PLC (ADR)                                           10,100       717,504
Kellogg Co. (a)                                             9,200       455,584
Kimberly-Clark Corp.                                       12,000       784,320
PepsiCo, Inc.                                              21,200     1,383,512
Procter & Gamble Co.                                       17,852     1,106,467
Wal-Mart Stores, Inc.                                      11,000       542,520
                                                                    -----------
                                                                      6,541,157
                                                                    -----------
ENERGY 10.4%
Chevron Corp.                                              23,094     1,497,877
EOG Resources, Inc.                                        11,200       728,560
Exxon Mobil Corp.                                          23,000     1,543,300
GlobalSantaFe Corp.                                         9,800       489,902
Noble Energy, Inc.                                         14,200       647,378
Pride Int'l, Inc. (b)                                      14,100       386,622
Schlumberger Ltd.                                          27,916     1,731,629
Weatherford Int'l Ltd. (b)                                 19,500       813,540
                                                                    -----------
                                                                      7,838,808
                                                                    -----------
FINANCIALS 17.1%
American Express Co.                                       19,213     1,077,465
American Int'l Group, Inc.                                 15,000       993,900
Ameriprise Financial, Inc.                                  3,842       180,190
Bank of America Corp.                                      29,678     1,589,850
Bank of New York Co, Inc.                                  24,500       863,870
Citigroup, Inc.                                            31,000     1,539,770
Goldman Sachs Group, Inc.                                   2,800       473,676
JPMorgan Chase & Co                                        30,000     1,408,800
Mellon Financial Corp.                                     16,900       660,790
Merrill Lynch & Co, Inc.                                    9,800       766,556
Morgan Stanley                                              7,600       554,116
PNC Financial Services Group, Inc.                          4,000       289,760
St. Paul Travelers Cos, Inc.                               15,000       703,350
US Bancorp                                                 15,000       498,300
Wachovia Corp.                                             10,600       591,480
Wells Fargo & Co                                           17,800       644,004
                                                                    -----------
                                                                     12,835,877
                                                                    -----------
HEALTH CARE 16.0%
Amgen, Inc. (b)                                            12,700       908,431
Baxter Int'l, Inc.                                         15,800       718,268
Bristol-Myers Squibb Co.                                   16,400       408,688
Cigna Corp.                                                 2,400       279,168
Eli Lilly & Co                                             10,000       570,000
GlaxoSmithKline PLC (ADR)                                  13,100       697,313
Johnson & Johnson                                          32,500     2,110,550
Laboratory Corp of America Holdings (a)(b)                 10,100       662,257
Medco Health Solutions, Inc. (b)                            6,970       418,967
Medtronic, Inc.                                            31,400     1,458,216
Novartis AG (ADR)                                          12,300       718,812
Pfizer, Inc.                                               34,200       969,912
Sanofi-Aventis (ADR)                                       11,300       502,511
Teva Pharmaceutical Industries Ltd. (ADR)                  20,000       681,800
Zimmer Holdings, Inc. (b)                                  13,500       911,250
                                                                    -----------
                                                                     12,016,143
                                                                    -----------
INDUSTRIALS 14.8%
Boeing Co.                                                  9,100       717,535
Canadian National Railway Co.                               5,800       243,252
Deere & Co                                                  7,500       629,325
General Dynamics Corp.                                      8,800       630,696
General Electric Co.                                       60,000     2,118,000
Honeywell Int'l, Inc.                                      22,100       903,890
Northrop Grumman Corp.                                      8,800       599,016
Rockwell Automation, Inc.                                  11,300       656,530
Tyco Int'l Ltd.                                            45,000     1,259,550
Union Pacific Corp.                                         8,100       712,800
United Technologies Corp.                                  29,000     1,837,150
Waste Management, Inc.                                     22,800       836,304
                                                                    -----------
                                                                     11,144,048
                                                                    -----------
INFORMATION TECHNOLOGY 12.7%
Accenture Ltd.                                             10,000       317,100
Adobe Systems, Inc. (b)                                     9,400       352,030
Applied Materials, Inc. (a)                                28,800       510,624
Broadcom Corp. (b)                                         12,000       364,080
Cisco Systems, Inc. (b)                                    26,100       600,300
EMC Corp. (b)                                              40,000       479,200
First Data Corp.                                            7,900       331,800
Freescale Semiconductor, Inc. (b)                           9,960       378,580
Intel Corp.                                                40,000       822,800
Int'l Business Machines Corp.                               9,000       737,460
Microchip Technology, Inc.                                 10,800       350,136
Microsoft Corp.                                            45,000     1,229,850
Motorola, Inc.                                             29,300       732,500
Nokia Oyj (ADR)                                            25,000       492,250
Oracle Corp. (b)                                           25,000       443,500
Qualcomm, Inc.                                              8,500       308,975
Seagate Technology (a)(c)                                  21,800       503,362
Texas Instruments, Inc.                                    17,000       565,250
                                                                    -----------
                                                                      9,519,797
                                                                    -----------
MATERIALS 5.1%
EI Du Pont de Nemours & Co                                 23,100       989,604
Freeport-McMoRan Copper & Gold, Inc.                       20,900     1,113,134
Int'l Paper Co.                                            16,800       581,784
Newmont Mining Corp.                                        3,200       136,800
Praxair, Inc.                                              17,000     1,005,720
                                                                    -----------
                                                                      3,827,042
                                                                    -----------
TELECOMMUNICATION SERVICES 2.0%
America Movil SA de CV (ADR)                               10,000       393,700
Embarq Corp.                                                  635        30,715
Sprint Nextel Corp. (a)                                    18,400       315,560
Verizon Communications, Inc.                               10,000       371,300
Vodafone Group PLC (ADR) (a)                               17,500       400,050
                                                                    -----------
                                                                      1,511,325
                                                                    -----------
UTILITIES 0.9%
Entergy Corp.                                               8,600       672,778
                                                                    -----------
TOTAL COMMON STOCKS
  (COST $55,567,462)                                                 72,130,269
                                                                    -----------

    The accompanying notes are an integral part of the financial statements.

SENTINEL VARIABLE PRODUCTS TRUST COMMON STOCK FUND

                                                          SHARES       VALUE
                                                                      (NOTE 2)
--------------------------------------------------------------------------------
MONEY MARKET FUNDS 4.8%
State Street Navigator Securities Lending
  Prime Portfolio
  (Cost $3,616,346) (d)                                 3,616,346   $ 3,616,346
                                                                    -----------

                                                        PRINCIPAL
                                                          AMOUNT       VALUE
                                                        (M=$1000)     (NOTE 2)
--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS 3.5%
U.S. GOVERNMENT AGENCY OBLIGATIONS 3.5%
FEDERAL FARM CREDIT BANK 3.5%
Agency Discount Notes:
  5.03%, 10/10/06
  (COST $2,596,731)                                        2,600M     2,596,731
                                                                    -----------
TOTAL INVESTMENTS
  (COST $61,780,538)**                                               78,343,345
EXCESS OF LIABILITIES OVER OTHER ASSETS (4.3)%                       (3,213,621)
                                                                    -----------
NET ASSETS                                                          $75,129,724
                                                                    ===========

FOOTNOTES

Percentages are stated as a percent of net assets.
(a) All or a portion of this security was on loan at September 30, 2006. The aggregate cost and market value of securities on loan at September 30, 2006 is $2,860,706 and $3,537,960, respectively.
(b)   Non-income producing
(c)   Return of Capital paid during the fiscal period
(d) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by SSgA Funds Management, Inc., an affiliate of State Street Bank and Trust Company. This amount represents cash collateral received from securites lending activity (see Note 2).
(ADR) American Depository Receipt
** Cost for federal income tax purposes is substantially similar. At September 30,2006 unrealized appreciation for federal income tax purposes aggregated $16,562,807 of which $17,417,957 related to appreciated securities and $855,150 related to depreciated securities.

    The accompanying notes are an integral part of the financials statements.

SENTINEL VARIABLE PRODUCTS TRUST GROWTH INDEX FUND

INVESTMENT IN SECURITIES
at September 30, 2006 (Unaudited)

                                                          SHARES       VALUE
                                                                      (NOTE 2)
--------------------------------------------------------------------------------
EXCESS OF OTHER ASSETS OVER LIABILITIES                             $ 3,291,302
                                                                    -----------
NET ASSETS                                                          $ 3,291,302
                                                                    ===========

FOOTNOTES

The Sentinel Variable Products Trust Growth Index Fund is expected to deregister and dissolve following the close of business on October 2, 2006.

   The accompanying notes are an integral part of the financials statements.

SENTINEL VARIABLE PRODUCTS TRUST MID CAP GROWTH FUND

INVESTMENT IN SECURITIES
at September 30, 2006 (Unaudited)

                                                          SHARES       VALUE
                                                                      (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCKS 99.2%
CONSUMER DISCRETIONARY 20.6%
American Eagle Outfitters                                   8,000   $   350,640
Bed Bath & Beyond, Inc. (a)                                 8,800       336,688
BorgWarner, Inc.                                            4,900       280,133
Bright Horizons Family Solutions, Inc. (a)(b)               5,400       225,342
Cablevision Systems Corp.                                  12,500       283,875
Coach, Inc. (a)                                            10,500       361,200
Dick's Sporting Goods, Inc. (a)(b)                          7,500       341,400
Domino's Pizza, Inc.                                       11,000       282,150
Hilton Hotels Corp.                                        10,500       292,425
Lamar Advertising Co. (a)(b)                                5,000       267,050
Marriott Int'l, Inc.                                        7,500       289,800
Michaels Stores, Inc.                                       5,800       252,532
PetSmart, Inc.                                             10,500       291,375
Pool Corp. (b)                                              7,500       288,750
Starwood Hotels & Resorts Worldwide, Inc.                   4,900       280,231
Station Casinos, Inc. (b)                                   3,500       202,405
TJX Cos, Inc.                                              10,500       294,315
                                                                    -----------
                                                                      4,920,311
                                                                    -----------
CONSUMER STAPLES 1.2%
McCormick & Co Inc/MD                                       8,000       303,840
                                                                    -----------
ENERGY 7.3%
Cameron Int'l Corp. (a)                                     6,200       299,522
GlobalSantaFe Corp. (b)                                     5,500       274,945
Grant Prideco, Inc. (a)                                     5,000       190,150
Noble Energy, Inc.                                          6,200       282,658
Smith Int'l, Inc.                                           4,100       159,080
Weatherford Int'l Ltd. (a)                                  6,500       271,180
Williams Cos, Inc.                                         11,500       274,505
                                                                    -----------
                                                                      1,752,040
                                                                    -----------
FINANCIALS 10.1%
Affiliated Managers Group, Inc. (a)                         3,500       350,385
Chicago Mercantile Exchange Holdings, Inc.                    600       286,950
HCC Insurance Holdings, Inc. (b)                            8,500       279,480
Moody's Corp.                                               5,190       339,322
Nasdaq Stock Market, Inc. (a)                               8,500       257,040
optionsXpress Holdings, Inc. (b)                           12,000       334,560
Raymond James Financial, Inc.                              10,000       292,400
T Rowe Price Group, Inc.                                    5,400       258,390
                                                                    -----------
                                                                      2,398,527
                                                                    -----------
HEALTH CARE 17.5%
Allergan, Inc.                                              2,600       292,786
Barr Pharmaceuticals, Inc. (a)                              3,500       181,790
Biomet, Inc.                                                3,600       115,884
Covance, Inc. (a)                                             600        39,828
Coventry Health Care, Inc. (a)                              4,000       206,080
Endo Pharmaceuticals Holdings, Inc. (a)                     9,100       296,205
Gilead Sciences, Inc. (a)                                   5,000       343,500
Henry Schein, Inc. (a)                                      4,500       225,630
iShares Nasdaq Biotechnology Index Fund (b)                 2,300       169,694
Laboratory Corp of America Holdings (a)                     6,220       407,845
Medco Health Solutions, Inc. (a)                            4,000       240,440
Medicis Pharmaceutical Corp. (b)                            8,500       274,975
Resmed, Inc. (a)(b)                                         6,500       261,625
Shire PLC (ADR) (b)                                         5,800       286,462
United Surgical Partners Int'l, Inc. (a)(b)                 8,500       211,055
Varian Medical Systems, Inc. (a)                            6,000       320,340
VCA Antech, Inc. (a)                                        8,300       299,298
                                                                    -----------
                                                                      4,173,437
                                                                    -----------

INDUSTRIALS 12.7%
Corrections Corp of America (a)                             6,600       285,450
Danaher Corp. (b)                                           3,700       254,079
Expeditors Int'l Washington, Inc.                           6,000       267,480
Fastenal Co.                                                6,800       262,276
Goodrich Corp.                                              6,500       263,380
ITT Corp.                                                   2,500       128,175
Republic Services, Inc.                                     7,700       309,617
Ritchie Bros. Auctioneers, Inc.                             1,200        64,332
Robert Half Int'l, Inc.                                     7,000       237,790
Rockwell Automation, Inc.                                   3,800       220,780
Roper Industries, Inc.                                      8,500       380,290
Stericycle, Inc. (a)(b)                                     3,000       209,370
Timken Co.                                                  5,310       158,132
                                                                    -----------
                                                                      3,041,151
                                                                    -----------
INFORMATION TECHNOLOGY 22.6%
Akamai Technologies, Inc. (a)(b)                            5,600       279,944
Amdocs Ltd. (a)                                             8,000       316,800
Amphenol Corp.                                              5,000       309,650
Autodesk, Inc. (a)                                          8,500       295,630
Business Objects (ADR) (a)(b)                               9,000       306,810
Checkfree Corp.       (a)                                   6,500       268,580
Citrix Systems, Inc. (a)                                    7,000       253,470
Cognizant Technology Solutions Corp. (a)                    4,020       297,721
Electronic Arts, Inc. (a)                                   5,000       278,400
Global Payments, Inc.                                       5,000       220,050
Hyperion Solutions Corp. (a)                                9,500       327,560
Intersil Corp. (b)                                         10,200       250,410
Kla-Tencor Corp. (b)                                        5,100       226,797
Linear Technology Corp.                                     7,500       233,400
MEMC Electronic Materials, Inc. (a)                         9,000       329,670
Micros Systems, Inc. (a)                                    3,000       146,760
Network Appliance, Inc. (a)                                 6,750       249,818
Novellus Systems, Inc. (a)(b)                               6,500       179,790
Research In Motion Ltd. (a)                                 3,300       338,778
SanDisk Corp. (a)(b)                                        5,300       283,762
                                                                    -----------
                                                                      5,393,800
                                                                    -----------
MATERIALS 4.5%
Allegheny Technologies, Inc.                                5,000       310,950
Freeport-McMoRan Copper & Gold, Inc. (b)                    5,800       308,908
Praxair, Inc.                                               7,300       431,868
                                                                    -----------
                                                                      1,051,726
                                                                    -----------
TELECOMMUNICATION SERVICES 1.2%
NII Holdings, Inc. (a)(b)                                   4,700       292,152
                                                                    -----------
UTILITIES 1.5%
AES Corp. (a)                                              17,000       346,630
                                                                    -----------
TOTAL COMMON STOCKS
  (COST $20,569,084)                                                 23,673,614
                                                                    -----------

    The accompanying notes are an integral part of the financial statements.

SENTINEL VARIABLE PRODUCTS TRUST MID CAP GROWTH FUND

                                                          SHARES       VALUE
                                                                      (NOTE 2)
--------------------------------------------------------------------------------
MONEY MARKET FUNDS 24.9%
State Street Navigator Securities Lending
  Prime Portfolio
  (Cost $5,932,287) (c)                                 5,932,287   $ 5,932,287
                                                                    -----------
TOTAL INVESTMENTS
  (COST $26,501,371)**                                               29,605,901
EXCESS OF LIABILITIES OVER OTHER ASSETS (24.1)%                      (5,741,184)
                                                                    -----------
NET ASSETS                                                          $23,864,717
                                                                    ===========

FOOTNOTES

Percentages are stated as a percent of net assets.
(a)   Non-income producing
(b) All or a portion of this security was on loan at September 30, 2006. The aggregate cost and market value of securities on loan at September 30, 2006 is $5,329,661 and $5,817,248, respectively.
(c) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by SSgA Funds Management, Inc., an affiliate of State Street Bank and Trust Company. This amount represents cash collateral received from securites lending activity (see Note 2).
(ADR) American Depository Receipt
** Cost for federal income tax purposes is substantially similar. At September 30,2006 unrealized appreciation for federal income tax purposes aggregated $3,104,530 of which $3,471,953 related to appreciated securities and $367,423 related to depreciated securities.

    The accompanying notes are an integral part of the financial statements.

SENTINEL VARIABLE PRODUCTS TRUST MONEY MARKET FUND

INVESTMENT IN SECURITIES
at September 30, 2006 (Unaudited)

                                                        PRINCIPAL
                                                          AMOUNT       VALUE
                                                        (M=$1000)     (NOTE 2)
--------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES 87.7%
AIG Funding, Inc.
  5.24, 10/05/06                                           1,300M   $ 1,299,243
American Express Credit Corp.
  5.21, 10/02/06                                           1,312M     1,311,810
Barclays U.S. Funding
  5.2, 10/23/06                                            1,375M     1,370,631
BMW U.S. Capital
  5.24, 10/02/06                                           1,235M     1,234,820
Chevron Oil Finance Co.
  5.19, 10/16/06                                           1,370M     1,367,037
Citigroup Global
  5.23, 10/31/06                                           1,400M     1,393,898
Coca-Cola, Inc.
  5.19, 11/03/06                                           1,350M     1,343,577
Harley-Davidson Funding
  5.22, 10/11/06                                           1,300M     1,298,115
LaSalle Bank Corp.
  5.24, 10/12/06                                           1,400M     1,397,758
Morgan Stanley Dean Witter
  5.25, 10/20/06                                           1,155M     1,151,800
Nestle Capital Corp.
  5.205, 10/06/06                                          1,030M     1,029,255
New Jersey Natural Gas
  5.23, 10/06/06                                           1,280M     1,279,070
Prudential Funding
  5.2, 10/03/06                                              450M       449,870
  5.23, 10/04/06                                             980M       979,573
Reckitt Ben Place
  5.25, 10/11/06                                           1,400M     1,397,958
RWE
  5.27, 11/02/06                                           1,375M     1,368,559
Southern Co. Funding
  5.25, 10/13/06                                           1,400M     1,397,550
Toyota Credit
  5.22, 11/13/06                                           1,095M     1,088,173
UBS Finance
  5.24, 10/10/06                                           1,320M     1,318,271
                                                                    -----------
TOTAL CORPORATE SHORT-TERM NOTES
  (COST $23,476,969)                                                 23,476,969
                                                                    -----------
U.S. GOVERNMENT OBLIGATIONS 12.4%
U.S. GOVERNMENT AGENCY OBLIGATIONS 12.4%
FEDERAL HOME LOAN BANK 7.5%
Agency Discount Notes:
  5.14%, 10/18/06                                          1,220M     1,217,039
  5.12%, 10/18/06                                            798M       796,071
                                                                    -----------
TOTAL FEDERAL HOME LOAN BANK                                          2,013,109
                                                                    -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION 4.8%
Agency Discount Notes:
  5.11%, 10/25/06                                          1,300M     1,295,571
                                                                    -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                              3,308,681
                                                                    -----------
TOTAL U.S. GOVERNMENT OBLIGATIONS
  (COST $3,308,681)                                                   3,308,681
                                                                    -----------

                                                          SHARES       VALUE
                                                                      (NOTE 2)
--------------------------------------------------------------------------------
U.S. TREASURY INSTITUTIONAL FUNDS 2.2%
Blackrock Provident Institutional Funds
  TempCash Fund #21
  (Cost $589,000)                                         589,000       589,000
                                                                    -----------
TOTAL INVESTMENTS
  (COST $27,374,650)**                                               27,374,650
EXCESS OF LIABILITIES OVER OTHER ASSETS (2.2)%                         (596,062)
                                                                    -----------
NET ASSETS                                                          $26,778,588
                                                                    ===========

FOOTNOTES

Percentages are stated as a percent of net assets.
** Cost for federal income tax purposes is substantially similar. At September 30,2006 unrealized appreciation for federal income tax purposes aggregated $0 of which $0 related to appreciated securities and $0 related to depreciated securities.

    The accompanying notes are an integral part of the financial statements.

SENTINEL VARIABLE PRODUCTS TRUST SMALL COMPANY FUND

INVESTMENT IN SECURITIES
at September 30, 2006 (Unaudited)

                                                          SHARES       VALUE
                                                                      (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCKS 95.5%
CONSUMER DISCRETIONARY 13.9%
Bright Horizons Family Solutions, Inc. (a)(b)              21,300   $   888,849
Coldwater Creek, Inc. (a)(b)                               22,300       641,348
DSW, Inc. (a)(b)                                           11,700       368,550
Guitar Center, Inc.(b)                                     11,200       500,416
Harte-Hanks, Inc.                                          27,700       729,895
Hibbett Sporting Goods, Inc.(b)                            19,400       507,892
LKQ Corp. (a)(b)                                           23,700       520,689
Men's Wearhouse, Inc.                                      17,700       658,617
Monarch Casino & Resort, Inc.(a)(b)                        15,400       298,606
Morningstar, Inc.(a)(b)                                     6,900       254,610
Pool Corp.(a)                                              18,700       719,950
Rare Hospitality Int'l, Inc.(b)                            25,200       770,112
Regis Corp.(a)                                             10,700       383,595
Sonic Corp.(b)                                             25,300       572,033
                                                                    -----------
                                                                      7,815,162
                                                                    -----------
CONSUMER STAPLES 4.1%
Casey's General Stores, Inc.                               19,600       436,492
Central Garden and Pet Co.(a)(b)                            5,900       284,734
Chattem, Inc.(a)(b)                                        20,500       719,960
Church & Dwight Co, Inc.(a)                                18,500       723,535
Hain Celestial Group, Inc.(a)(b)                            5,500       140,580
                                                                    -----------
                                                                      2,305,301
                                                                    -----------
ENERGY 7.7%
Cabot Oil & Gas Corp.                                      17,500       838,775
Comstock Resources, Inc. (b)                               24,400       662,460
Core Laboratories NV (b)                                   10,100       644,380
Oil States Int'l, Inc.(b)                                  21,100       580,250
Superior Energy Services (b)                               34,500       905,970
Tetra Technologies, Inc.(b)                                30,100       727,216
                                                                    -----------
                                                                      4,359,051
                                                                    -----------
FINANCIALS 13.1%
East West Bancorp, Inc.                                    19,800       784,278
Endurance Specialty Holdings Ltd.                          15,500       546,530
First Midwest Bancorp Inc.                                 23,600       894,204
Healthcare Realty Trust, Inc.(a)(c)                        20,300       779,723
Lexington Corporate Properties Trust(c)                    26,500       561,270
optionsXpress Holdings, Inc. (a)                           26,300       733,244
Portfolio Recovery Associates, Inc.(a)(b)                  10,900       478,183
RLI Corp.                                                  13,100       665,349
Selective Insurance Group                                  11,900       626,059
UCBH Holdings, Inc.(a)                                     40,800       712,368
Westamerica Bancorporation (a)                             11,500       580,865
                                                                    -----------
                                                                      7,362,073
                                                                    -----------
HEALTH CARE 13.2%
American Medical Systems Holdings, Inc.(a)(b)              37,400       689,282
Arthrocare Corp. (a)(b)                                    11,900       557,634
Bio-Rad Laboratories, Inc.(b)                               8,200       579,986
Computer Programs & Systems, Inc.                          16,500       540,705
Dionex Corp.(b)                                             4,600       234,324
Haemonetics Corp.(b)                                       14,900       697,320
Healthways, Inc.(b)                                         3,900       173,940
Idexx Laboratories, Inc.(b)                                 3,900       355,446
Immucor, Inc.(b)                                           18,000       403,380
Integra LifeSciences Holdings Corp.(a)(b)                  12,500       468,500
Meridian Bioscience, Inc.                                  20,400       479,604
Option Care, Inc.(a)                                       35,200       471,328
PRA Int'l (a)(b)                                           11,500       306,935
Psychiatric Solutions, Inc.(b)                             18,700       637,483
Sciele Pharmaceutical, Inc.(a)(b)                          31,100       585,924
United Surgical Partners Int'l, Inc.(a)(b)                 10,700       265,681
                                                                    -----------
                                                                      7,447,472
                                                                    -----------
INDUSTRIALS 19.0%
Brady Corp.                                                14,500       509,820
Clarcor, Inc.                                              13,500       411,615
CRA Int'l, Inc.(a)(b)                                      16,800       800,688
Curtiss-Wright Corp.(a)                                    18,000       546,300
ESCO Technologies, Inc.(a)(b)                              16,200       745,848
Forward Air Corp.                                          17,200       569,148
G&K Services, Inc.                                         15,100       550,093
Genlyte Group, Inc.(a)(b)                                   6,700       477,040
Healthcare Services Group(a)                               22,100       556,036
Heartland Express, Inc.                                    56,100       879,648
Heico Corp.                                                13,100       380,555
IDEX Corp.                                                 18,500       796,425
Moog, Inc.(b)                                              24,800       859,568
Resources Connection, Inc.(a)(b)                           21,000       562,590
Toro Co.                                                   15,000       632,550
Waste Connections, Inc.(b)                                 24,700       936,377
Woodward Governor Co.                                      14,100       472,914
                                                                    -----------
                                                                     10,687,215
                                                                    -----------
INFORMATION TECHNOLOGY 19.5%
Ansys, Inc.(b)                                             19,700       870,346
aQuantive, Inc.(a)(b)                                      17,000       401,540
Avid Technology, Inc.(a)(b)                                19,000       691,980
Cognex Corp.(a)                                            29,500       745,170
Daktronics, Inc.(a)                                        23,800       492,422
Diodes, Inc.(b)                                            10,800       466,236
Flir Systems, Inc.(a)(b)                                   21,000       570,360
Formfactor, Inc.(b)                                        13,200       556,116
Hyperion Solutions Corp.(b)                                12,100       417,208
Kronos Inc.(b)                                             28,400       968,156
Micros Systems, Inc.(b)                                    23,700     1,159,404
Perot Systems Corp.(b)                                     20,900       288,211
Plantronics, Inc.(a)                                       15,400       269,962
Power Integrations, Inc.(b)                                30,700       601,720
Progress Software Corp.(b)                                 25,400       660,400
Semtech Corp.(b)                                           23,000       293,480
Tekelec (a)(b)                                             22,700       294,192
Trimble Navigation Ltd.(b)                                 13,400       630,872
Websense, Inc.(b)                                          28,000       605,080
                                                                    -----------
                                                                     10,982,855
                                                                    -----------
MATERIALS 4.3%
Aptargroup, Inc.                                           14,500       737,760
Carpenter Technology Corp.                                  5,000       537,550
RTI Int'l Metals, Inc.(a)(b)                               17,400       758,292
Scotts Miracle-Gro Co.                                      8,500       378,165
                                                                    -----------
                                                                      2,411,767
                                                                    -----------
UTILITIES 0.7%
Atmos Energy Corp.                                         14,400       411,120
                                                                    -----------
TOTAL COMMON STOCKS
  (COST $47,146,824)                                                 53,782,016
                                                                    -----------
MONEY MARKET FUNDS 23.9%
State Street Navigator Securities Lending
  Prime Portfolio
  (Cost $13,448,750)                                   13,448,750    13,448,750
                                                                    -----------

    The accompanying notes are an integral part of the financial statements.

SENTINEL VARIABLE PRODUCTS TRUST SMALL COMPANY FUND

                                                        PRINCIPAL
                                                          AMOUNT       VALUE
                                                        (M=$1000)     (NOTE 2)
--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS 5.0%
U.S. GOVERNMENT AGENCY OBLIGATIONS 5.0%
FEDERAL FARM CREDIT BANK 5.0%
Agency Discount Notes:
  4.94%, 10/05/06
  (COST $2,798,463)                                        2,800M   $ 2,798,463
                                                                    -----------
TOTAL INVESTMENTS
  (COST $63,394,037)**                                               70,029,229
EXCESS OF LIABILITIES OVER OTHER ASSETS (24.4)%                     (13,737,794)
                                                                    -----------
NET ASSETS                                                          $56,291,435
                                                                    ===========

FOOTNOTES

Percentages are stated as a percent of net assets.
(a) All or a portion of this security was on loan at September 30, 2006. The aggregate cost and market value of securities on loan at September 30, 2006 is $12,438,231 and $13,057,452, respectively.
(b)   Non-income producing
(c)   REIT
(d) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by SSgA Funds Management, Inc., an affiliate of State Street Bank and Trust Company. This amount represents cash collateral received from securites lending activity (see Note 2).
** Cost for federal income tax purposes is substantially similar. At September 30,2006 unrealized appreciation for federal income tax purposes aggregated $6,635,192 of which $8,683,866 related to appreciated securities and $2,048,674 related to depreciated securities.

    The accompanying notes are an integral part of the financial statements.

NOTE 2:

SECURITY VALUATION: Equity securities that are traded on a national securities exchange and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price or official closing price on the principal exchange on which they are traded on the date of determination as of the close of business of the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, each day that the NYSE is open for business. Securities for which no sale was reported on the valuation date are valued at the mean between the last reported bid and asked prices. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed income securities are valued on the basis of valuations provided by independent pricing services. The mean of the current bid and ask prices is used for valuation purposes. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, will be fair valued under procedures adopted by the Fund's board. The board has delegated this responsibility to a pricing committee, subject to its review and supervision.

Short-term securities maturing in 60 days or less are valued at cost plus accrued interest earned, which approximates market value. Money market securities are valued at amortized cost, which approximates market value, in accordance with the terms of a rule adopted by the Securities and Exchange Commission. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

SEPARATE CERTIFICATIONS FOR EACH PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT AS REQUIRED BY RULE 30A-2(A) UNDER THE 1940 ACT (17 CFR 270.30A-2(A)). Filed herewith as an exhibit.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


      Sentinel Variable Products Trust


      By                         /s/ Thomas P. Malone
                                 ---------------------
                                 Thomas P. Malone
                                 Vice President & Treasurer
      Date   11/29/06
           -------------


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

      By                         /s/ Christian W. Thwaites
                                 -------------------------
                                 Christian W. Thwaites
                                 President and Chief Executive Officer

      Date  11/29/06


      By                         /s/ Thomas P. Malone
                                 ---------------------
                                 Thomas P. Malone
                                 Vice President & Treasurer

      Date  11/29/06


                                      -9-